Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Cash Equivalents, Original Maturity	Three months or less
Number of operating segment	1
Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Employer contributions participant annual compensation	4.00%	4.00%	4.00%
Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	2 years
Computer Equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment	4 years
Computer Equipment | Minimum
Accounting Policies [Line Items]
Property plant and equipment	2 years
Office Furniture And Equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment	5 years
Office Furniture And Equipment | Minimum
Accounting Policies [Line Items]
Property plant and equipment	2 years
Vehicles | Maximum
Accounting Policies [Line Items]
Property plant and equipment	5 years
Vehicles | Minimum
Accounting Policies [Line Items]
Property plant and equipment	4 years
Leasehold Improvements
Accounting Policies [Line Items]
Property plant and equipment	The shorter of the lease term or the estimated useful life of the asset
Yahoo
Accounting Policies [Line Items]
Revenue derived from major customer	9.00%		6.00%
Google
Accounting Policies [Line Items]
Revenue derived from major customer	28.00%	44.00%	28.00%
Software
Accounting Policies [Line Items]
Finite lived intangible assets useful life	4 years 6 months	5 years
Software | Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Software | Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	3 years